Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Summary of transactions and balances with equity accounted units

	Note	2019 US$m	2018 US$m	2017 US$m
Income statement items
Purchases from equity accounted units		(1,155)	(1,209)	(993)
Sales to equity accounted units		268	493	210

Cash flow statement items
Dividends from equity accounted units		669	800	817
Net funding of equity accounted units		(33)	(9)	(3)

Balance sheet items
Investments in equity accounted units (a)	15	3,971	4,299	4,486
Loans to equity accounted units	20	39	38	39
Loans from equity accounted units	22	—	—	(31)
Trade and other receivables: amounts due from equity accounted units(b)	18	259	278	299
Trade and other payables: amounts due to equity accounted units	25	(271)	(223)	(175)

(a)	Investments in equity accounted units include quasi equity loans. Further information about investments in equity accounted units is set out in notes 35 and 36.

(b)	This includes prepayments of tolling charges.